Supplement to the currently effective Statements of Additional Information of each of the listed funds/portfolios:



 Cash Account Trust                         DWS Global Thematic Fund                      DWS Money Market Prime Series
     Tax-Exempt Portfolio                   DWS GNMA Fund                                     DWS Cash Investment Trust Class S
 DWS Balanced Fund                          DWS Gold & Precious Metals Fund               DWS Money Market Series Premium
 DWS Blue Chip Fund                         DWS Growth & Income Fund                      DWS Money Market Series Prime Reserve
 DWS California Tax-Free Income Fund        DWS Growth Allocation Fund                    DWS New York Tax-Free Income Fund
 DWS Capital Growth Fund                    DWS Growth Plus Allocation Fund               DWS Pacific Opportunities Equity Fund
 DWS Commodity Securities Fund              DWS Health Care Fund                          DWS RREEF Global Real Estate
 DWS Conservative Allocation Fund           DWS High Income Plus Fund                         Securities Fund
 DWS Core Fixed Income Fund                 DWS High Yield Tax Free Fund                  DWS RREEF Real Estate Securities Fund
 DWS Core Plus Allocation Fund              DWS Inflation Protected Plus Fund             DWS S&P 500 Index Fund
 DWS Core Plus Income Fund                  DWS Intermediate Tax/AMT Free Fund            DWS Short Duration Fund
 DWS Disciplined Long/Short Growth          DWS International Equity Fund                 DWS Short Duration Plus Fund
   Fund                                     DWS International Fund                        DWS Short Term Bond Fund
 DWS Disciplined Long/Short Value Fund      DWS International Select Equity Fund          DWS Short-Term Municipal Bond Fund
 DWS Disciplined Market Neutral Fund        DWS International Value Opportunities         DWS Small Cap Core Fund
 DWS Dreman High Return Equity Fund            Fund                                       DWS Small Cap Growth Fund
 DWS Dreman Mid Cap Value Fund              DWS Japan Equity Fund                         DWS Small Cap Value Fund
 DWS Dreman Small Cap Value Fund            DWS Large Cap Value Fund                      DWS Strategic Income Fund
 DWS Emerging Markets Equity Fund           DWS Large Company Growth Fund                 DWS Tax Free Money Fund
 DWS Emerging Markets Fixed Income          DWS Latin America Equity Fund                 DWS Technology Fund
   Fund                                     DWS Lifecycle Long Range Fund                 DWS U.S. Government Securities Fund
 DWS Enhanced S&P 500 Index Fund            DWS Managed Municipal Bond Fund               Investors Cash Trust
 DWS Equity 500 Index Fund                  DWS Massachusetts Tax-Free Fund                  Treasury Portfolio
 DWS Equity Income Fund                     DWS Micro Cap Fund
 DWS Europe Equity Fund                     DWS Mid Cap Growth Fund
 DWS Global Bond Fund                       DWS Moderate Allocation Fund
 DWS Global Opportunities Fund




The following information replaces similar disclosure to the list of eligible Class S investors in the "Purchases -- Eligible Class S Investors" section of each Fund's Statement of Additional Information.

Only certain investors are eligible to buy Class S shares, as described in greater detail below.


Eligible Class S Investors

A. The following investors may purchase Class S shares of DWS Funds either (i) directly from DWS Scudder Distributors, Inc. ("DWS-SDI"), the Fund's principal underwriter; or (ii) through an intermediary relationship with a financial services firm established with respect to the DWS Funds as of December 31, 2004.

          1. Existing shareholders of Class S shares of any DWS Fund as of December 31, 2004, and household members residing at the same address.

          2. Shareholders of Class S of any DWS Fund who became Class S shareholders in connection with the consolidation of Class AARP and Class S on July 17, 2006 and household members residing at the same address.

                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

          3. Shareholders who have owned Class S shares continuously since December 31, 2004 and household members residing at the same address may open new accounts for Class S shares of any DWS Fund.

          4. Any participant who has owned Class S shares of any DWS Fund through an employee sponsored retirement, employee stock, bonus, pension or profit sharing plan continuously since December 31, 2004 may open a new individual account for Class S shares of any DWS Fund.

          5. Any participant who owns Class S shares of any DWS Fund through a retirement, employee stock, bonus, pension or profit sharing plan may complete a direct rollover to an IRA account that will hold Class S shares. This applies to individuals who begin their retirement plan investments with a DWS Fund at any time, including after December 31, 2004.

          6. Officers, Fund Trustees and Directors, and full-time employees and their family members, of the Advisor and its affiliates.

          7. Class S shares are available to any accounts managed by the Advisor, any advisory products offered by the Advisor or DWS-SDI and to DWS Allocation Series or other fund of funds managed by the Advisor or its affiliates.

          8. Shareholders of Class S of DWS Emerging Markets Equity Fund who became shareholders of the fund in connection with the fund's acquisition of Scudder New Asia Fund, Inc. on April 17, 2006.

          9. Shareholders of Class S of any DWS Fund who became Class S shareholders in connection with the consolidation of Class M and Class S on August 18, 2006 and household members residing at the same address.

          10. Shareholders of Class S of any DWS Fund who became Class S shareholders in connection with the renaming or conversion of Investment Class to Class S on October 23, 2006.

B. The following additional investors may purchase Class S shares of DWS Funds.

          1. Broker-dealers, banks and registered investment advisors ("RIAs") may purchase Class S shares in connection with a comprehensive or "wrap" fee program or other fee based program.

          2. Any group retirement, employee stock, bonus, pension or profit-sharing plans.

          3. Persons who purchase shares as part of an investment only placement in a 529 College Savings Plan.

          4. Persons who purchase shares through a Health Savings Account or a Voluntary Employees' Benefit Association ("VEBA") Trust.

DWS-SDI may, at its discretion, require appropriate documentation that shows an investor is eligible to purchase Class S shares.


               Please Retain This Supplement for Future Reference


May 21, 2007